Employee benefit plans - Pension Plan Assets Valued Using Net Asset Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption frequency	Monthly	Monthly
Property funds
Defined Benefit Plan Disclosure [Line Items]
Redemption frequency		Monthly
Minimum | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	30 days	30 days
Minimum | Property funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period		0 days
Maximum | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	45 days	45 days
Maximum | Property funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period		90 days
NAV | Funds of funds, venture capital and partnership interests, property funds and other contracts | Assets measured at fair value on a recurring basis
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 308	$ 320
Unfunded commitments	0	0
NAV | Funds of funds | Assets measured at fair value on a recurring basis
Defined Benefit Plan Disclosure [Line Items]
Fair value	135	136
Unfunded commitments	0	0
NAV | Venture capital and partnership interests | Assets measured at fair value on a recurring basis
Defined Benefit Plan Disclosure [Line Items]
Fair value	138	158
Unfunded commitments	0	0
NAV | Property funds | Assets measured at fair value on a recurring basis
Defined Benefit Plan Disclosure [Line Items]
Fair value		4
Unfunded commitments		0
NAV | Other contracts | Assets measured at fair value on a recurring basis
Defined Benefit Plan Disclosure [Line Items]
Fair value	35	22
Unfunded commitments	$ 0	$ 0